Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.00001 per share)
Amount Registered | shares	15,851
Proposed Maximum Offering Price per Unit	11.68
Maximum Aggregate Offering Price	$ 185,139.68
Fee Rate	0.01381%
Amount of Registration Fee	$ 25.57
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement will also cover any additional shares of the common stock of enVVeno Medical Corporation (the "Registrant") that become issuable under the Registrant's Amended and Restated 2016 Omnibus Incentive Plan (the "2016 Plan"), by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's common stock. (2) Pursuant to Rule 429 under the Securities Act, this Registration Statement is deemed to be a post-effective amendment to the Registrant's (i) Registration Statement on Form S-8 (File No. 333- 285727) filed on March 12, 2025, for which the Registrant paid a registration fee of $91.86 to register shares of common stock for issuance under the 2016 Plan, (ii) Registration Statement on Form S-8 (File No. 333-225569) filed on June 12, 2018, for which the Registrant paid a registration fee of $3,447.00 to register shares of common stock for issuance under the 2016 Plan, (iii) Registration Statement on Form S-8 (File No. 333-256504) filed on May 26, 2021, for which the Registrant paid a registration fee of $268.98 to register shares of common stock for issuance under the 2016 Plan, (iv) Registration Statement on Form S-8 (File No. 333-264361) filed on April 18, 2022, for which the Registrant paid a registration fee of $2,284.87 to register shares of common stock for issuance under the 2016 Plan and (v) Registration Statement on Form S-8 (File No. 333-279293) filed on May 10, 2024, for which the Registrant paid a registration fee of $1,847.52 to register shares of common stock for issuance under the 2016 Plan. (3) Estimated pursuant to Rule 457(c) under the Securities Act solely for the purposes of calculating the amount of the registration fee based on the average of the high and low prices reported in the consolidated reporting system within 5 business days prior to the date of filing the Registration Statement. (4) Represents the number of shares of common stock issuable pursuant to awards granted under the 2016 Plan. The number of shares reserved for issuance under the 2016 Plan shall at all times be equal to at least 20% of the issued and outstanding shares of the Company on a fully diluted basis. This explanation is provided for information purposes only. The potential issuance of such shares is not being registered on this Registration Statement (5) The Registrant does not have any fee offsets.